Expense Example {- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund PRO-13 - Fidelity® 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 2
3 years	5
5 years	8
10 years	$ 19